Royce Capital Fund

Royce Premier Portfolio
Royce Total Return Portfolio
Royce Micro-Cap Portfolio

PROSPECTUS --       January 31, 1997


                      Royce Premier Portfolio, Royce Total Return Portfolio and Royce Micro-Cap Portfolio (the "Funds") are series of Royce Capital Fund (the "Trust"). Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans"). Certain Funds may not be available in connection with a particular Variable Contract, and certain Variable Contracts may limit allocations among the Funds. See the accompanying Variable Contract disclosure documents for any restrictions on purchases or allocations.



ABOUT THIS            This   Prospectus   sets   forth   concisely    the
PROSPECTUS            information  that  you should  know  about  a  Fund
                      before  you  invest.   It should  be  retained  for
                      future   reference.   A  "Statement  of  Additional
                      Information" containing further information about the Funds and the Trust has been filed with the Securities and Exchange Commission. The Statement is dated January 31, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.



TABLE OF CONTENTS
                            Page                                  Page
Fund Expenses                  2   Investment Limitations            6
Investment Performance         3   Management of the Trust           8
Investment Objectives          4   General Information               9
Investment Policies            4   Dividends, Distributions and Taxes 10
Investment Risks               5   Net Asset Value Per Share        10
                                   Shareholder Guide                11


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS P ROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES         Transaction  expenses are charges paid when  shares
                      of the Funds are purchased or sold.
                           Shareholder Transaction Expenses
                       Sales Load Imposed on Purchases or
                           Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions         None

                      Each Fund pays its own operating expenses, including the investment management fee to Quest Advisory Corp. ("Quest"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                                  Annual Fund Operating Expenses
                                            Royce       Royce       Royce
                                           Premier   Total Return  Micro-Cap
                                          Portfolio   Portfolio   Portfolio
                      Management Fees
                          (after waivers)    .00%      .00%        .00%
                       12b-1 Fees            None      None        None
                       Other Expenses       1.35%     1.35%       1.35%
                       Total Operating Expenses
                          (after waivers)   1.35%     1.35%       1.35%

                      The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees would be 1.00%, 1.00% and 1.25% and total operating expenses would be 2.99%, 2.99% and 3.24% for each of the
                      Funds without the waivers of management fees and reimbursement of Fund expenses by Quest. Quest has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1997 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                      The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.
                                                      1 Year     3 Years
                      Royce Premier Portfolio          $14         $43
                      Royce Total Return Portfolio      14          43
                      Royce Micro-Cap Portfolio         14          43

                      These examples should not be considered representations of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

                      Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

INVESTMENT            From  time  to  time,  the  Funds  may  communicate
PERFORMANCE           figures  reflecting total return over various  time
                      periods.   "Total return" is the rate of return  on
Total return is the an amount invested in a Fund from the beginning to change in value the end of the stated period. "Average annual
over                  total  return" is the annual compounded  percentage
a given time          change in the value of an amount invested in a Fund
period,               from  the  beginning until the end  of  the  stated
assuming              period.    Total   returns,   which   assume    the
reinvestment          reinvestment of all net investment income dividends
of any dividends      and  capital  gains distributions,  are  historical
and                   measures  of past performance and are not  intended
capital gains         to indicate future performance.
distributions
                      Total  returns  quoted for the  Funds  include  the
                      effect of deducting each Fund's operating expenses,
                      but   will   not   include  charges  and   expenses
                      attributable to a particular Variable  Contract  or
                      Retirement Plan.  Because shares of the  Funds  may
                      be purchased only through a Variable Contract or an
                      eligible  Retirement Plan, an individual  owning  a
                      Variable  Contract or participating in a Retirement
                      Plan  should carefully review the Variable Contract
                      disclosure documents or Retirement Plan information
                      for  information on relevant charges and  expenses.
                      Excluding   these   charges   and   expenses   from
                      quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

                      Although the Trust is newly-organized and the Funds do not yet have their own performance records, each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

                      Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Quest and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                      The   average   annual  total   returns   for   the
                      corresponding Royce retail funds for the periods ended December 31, 1996 were:

                                  One   Three Five  Since  Inception
                                  Year  Year  Year Inception  Date
                Royce Premier
                  Fund            18.1% 12.9% 14.7% 14.7% December 31, 1991
                 Royce Total
                  Return Fund     25.5% 18.7%   --  18.4% December 15, 1993
                 Royce Micro
                 -Cap Fund        15.5% 12.5% 17.9% 17.9% December 31, 1991

                      The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

INVESTMENT            Each   Fund  has  different  investment  objectives
OBJECTIVES            and/or  its  own method of achieving its objectives
                      and is designed to meet different investment needs.
                      Since certain risks are inherent in owning any security, there can be no assurance that any of the Funds will achieve their objectives.

                      Royce Premier Portfolio's investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Quest as having superior financial characteristics and/or unusually attractive business prospects.

                      Royce Total Return Fund's investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a broadly diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      Royce Micro-Cap Portfolio seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to this objective.

                      These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

INVESTMENT
POLICIES

The Fund invests on   Quest  will  use  a "value"  method  in managing the
a "value" basis       Funds' assets. In its selection process, Quest puts
                      primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

The Fund invests      Quest's value method is based on its belief that the
primarily in small    securities of certain small companies may sell at a
companies             discount from its estimate of such companies' "private
                      worth". Quest will attempt to identify and invest in these securities for each of the Funds, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

                      Royce Premier Portfolio
                      Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Quest will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                      Royce Total Return Portfolio
                      In accordance with its dual objective of seeking both capital appreciation (realized and unrealized) and current income, Royce Total Return Portfolio will normally invest at least 80% of its assets in common stocks. At least 90% of these securities will be dividend-paying, and at least 65% of these securities will be issued by companies with stock market capitalizations under $1,000,000,000 at the time of investment. The remainder of the Fund's assets may be invested in securities with higher stock market capitalizations, non-dividend-paying common stocks and convertible and non-convertible securities. While most of the Fund's securities will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the Standard & Poor's 500 Index.

                      Royce Micro-Cap Portfolio
                      At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

INVESTMENT            As  mutual  funds  investing  primarily  in  common
RISKS                 stocks  and/or securities convertible  into  common
                      stocks, the Funds are subject to market risk,  that
The Funds are         is,  the possibility that common stock prices  will
subject               decline  over short or even extended periods.   The
to certain            Funds  will  invest substantial portions  of  their
investment            assets  in  securities  of small  and/or  micro-cap
risks                 companies.  Such companies may not be well-known to
                      the  investing  public, may  not  have  significant
                      institutional  ownership  and  may  have  cyclical,
                      static  or  only  moderate  growth  prospects.   In
                      addition, the securities of such companies  may  be
                      more  volatile  in  price and  have  lower  trading
                      volumes  than  the  larger  capitalization   stocks
                      included  in  the  Standard  &  Poor's  500  Index.
                      Accordingly, Quest's investment method requires a long-term investment horizon, and the Funds should not be used to play short-term swings in the market.

                      Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

                      In addition, Royce Micro-Cap Portfolio may invest in many micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges.


INVESTMENT            Each  of  the Funds has adopted certain fundamental
LIMITATIONS           limitations,  designed to reduce  its  exposure  to
                      specific  situations,  which  may  not  be  changed
                      without   the  approval  of  a  majority   of   its
                      outstanding voting shares, as that term is  defined
The Funds have        in  the 1940 Act.  These limitations are set  forth
adopted certain       in  the  Statement  of Additional  Information  and
fundamental           provide, among other things, that no Fund will:
limitations
                        (a) as to 75% of its assets, invest more than
                            5% of its assets in the securities of any one issuer, excluding obligations of the U.S.
                            Government;

                        (b) invest more than 25% of its assets in any one
                            industry; or

                        (c) invest in companies for the purpose of exercising
                            control of management.

Other Investment      In addition to investing primarily in the equity and
Practices             fixed income securities described above, the Funds
                      may follow a number of additional investment practices.

Short-term fixed      The Funds may invest in short-term fixed income
income securities     securities for temporary defensive purposes, to invest
                      uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.
                      Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending    Each of the Funds may lend up to 25% of its assets to
                      qualified institutional investors for the purpose of realizing additional income. Loans of securities of a Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign Securities    Each of the Funds may invest up to 10% of its assets
                      in debt and/or equity securities of foreign issuers.
                      Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls.
                      These securities may also be subject to greater fluctuations in price than the securities of U.S.
                      corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

Lower-rated           Each  of the Funds may also invest no more than  5%
debt securities       of  its net assets in lower-rated (high-risk)  non-
                      convertible  debt  securities,  which   are   below
                      investment  grade.   The Funds  do  not  expect  to
                      invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights      Each  Fund may invest up to 5% of its total  assets
and options           in warrants, rights and options.

Portfolio turnover    Although the Funds generally will seek to invest for
                      the long term, they retain the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Funds may exceed 100%. Rates which exceed 100% are higher than those of other funds.
                      A 100% turnover rate occurs, for example, if all of a Fund's portfolio securities are replaced in one year.
                      High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance       The Funds are sold to the Insurance Companies in
restrictions          connection with Variable Contracts, and will seek to be
                      available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Funds, the Funds may be limited in their ability to engage in certain techniques and to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable
                      Contract owners residing in such states.



MANAGEMENT OF         The  Trust's business and affairs are managed under
THE TRUST             the direction of its Board of Trustees.  Quest, the
                      Funds'  investment adviser, is responsible for  the
Quest Advisory Corp. management of the Funds' portfolios, subject to the is responsible for authority of the Board of Trustees. Quest, which the management of was organized in 1967, is also the investment
the Fund's            adviser  to  The Royce Fund and to other investment
portfolios            and  non-investment  company accounts.  Charles  M.
                      Royce,  Quest's President, Chief Investment Officer
                      and   sole   voting  shareholder  since  1972,   is
                      primarily   responsible  for  supervising   Quest's
                      investment  management activities.   Mr.  Royce  is
                      assisted  by  Jack E. Fockler, Jr. and  W.  Whitney
                      George,  Vice  Presidents of Quest,  both  of  whom
                      participate    in    the   investment    management
                      activities, with their specific responsibilities varying from time to time.

                      As compensation for its services to the Funds, Quest is entitled to receive annual advisory fees of 1% of the average net assets of Royce Premier Portfolio and Royce Total Return Portfolio and 1.5% of the average net assets of Royce Micro-Cap Portfolio. These fees are payable monthly from the assets of the Funds involved.

                      Quest will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From time to time, Quest may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Quest will not increase the fees paid by the Funds or their shareholders.

GENERAL               Royce  Capital  Fund (the "Trust")  is  a  Delaware
INFORMATION           business  trust registered with the Securities  and
                      Exchange  Commission  as  a  diversified,  open-end
                      management  investment company.  The Trustees  have
                      the  authority  to  issue an  unlimited  number  of
                      shares  of beneficial interest, without shareholder
                      approval, and these shares may be divided  into  an
                      unlimited  number  of  series.   Shareholders   are
                      entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Quest and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

DIVIDENDS,            Each  of the Funds will pay dividends from its  net
DISTRIBUTIONS         investment income (if any) and distribute  its  net
AND TAXES             realized   capital  gains  annually  in   December.
                      Dividends and distributions will be automatically reinvested in additional shares of the Funds.

                      Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59.5.

                      The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.

NET ASSET VALUE       Fund  shares are purchased and redeemed at the  net
PER SHARE             asset  value  per  share next determined  after  an
                      order  is received by the Funds' transfer agent  or
Net asset value per   an  authorized  service agent  or  sub-agent.   Net
share (NAV) is        asset value per share is determined by dividing the
determined each day   total  value  of the Fund's investments  and  other
the New York Stock assets, less any liabilities, by the number of Exchange is open outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


SHAREHOLDER GUIDE     The  Trust  will  provide Insurance  Companies  and
                      Retirement  Plans with information  Monday  through
                      Friday,  except holidays, from 9:00  a.m.  to  5:00
                      p.m.  (Eastern  time).   For  information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and        Shares  of  the Funds will be sold on a  continuous
Redeeming Shares      basis  to  separate accounts of Insurance Companies
of the Funds          or  to  Retirement Plans.  Stock certificates  will
                      not  be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not  purchase
                      or  redeem shares of the Funds directly,  but  only
                      through   the   separate  accounts   of   Insurance
                      Companies  or  through qualified Retirement  Plans.
                      You should refer to the applicable Separate Account
                      Prospectus  or your Plan documents for  information
                      on  how  to purchase or surrender a contract,  make
                      partial  withdrawals of contract  values,  allocate
                      contract values to one or more of the Funds, change
                      existing allocations among investment alternatives,
                      including  the Funds, or select specific  Funds  as
                      investment options in a Retirement Plan.  No  sales
                      charge  is  imposed upon the purchase or redemption
                      of  shares  of  the Funds.  Sales charges  for  the
                      Variable   Contracts   or  Retirement   Plans   are
                      described   in   the   relevant  Separate   Account
                      Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.



Shareholder           Owners of Variable Contracts and Retirement Plans and
Communications        their administrators will receive annual and semi-
                      annual reports, including the financial statements of the Funds that they have authorized for investment.
                      Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.
                      The Trust's fiscal year ends December 31.


Royce Capital Fund
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
                                                Royce Capital Fund

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019
                                               Royce Premier Portfolio

Transfer Agent                                 Royce Total Return Portfolio
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012                                Royce Micro-Cap Portfolio
Kansas City, MO 64141-6012
1-800-841-1180


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


Officers
Charles  M.  Royce,  President   and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

                                               Prospectus
                                           January 31, 1997

Royce Capital Fund


Royce Micro-Cap Portfolio



PROSPECTUS --       January 31, 1997



                      Royce Micro-Cap Portfolio (the "Fund") is a series of Royce Capital Fund (the "Trust"). Shares of the Fund are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and
                      retirement    plans    and   accounts    permitting
                      accumulation of assets on a tax-deferred basis ("Retirement Plans").

                      The Trust is currently offering shares of three series. This Prospectus relates to Royce Micro-Cap Portfolio only.




ABOUT THIS            This   Prospectus   sets   forth   concisely    the
PROSPECTUS            information  that you should know  about  the  Fund
                      before  you  invest.   It should  be  retained  for
                      future   reference.   A  "Statement  of  Additional
                      Information" containing further information about the Fund and the Trust has been filed with the Securities and Exchange Commission. The Statement is dated January 31, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.



TABLE OF CONTENTS
                               Page                                  Page
Fund Expenses                     2   Investment Limitations          5
Investment Performance            3   Management of the Trust         6
Investment Objective              4   General Information             7
Investment Policies               4   Dividends, Distributions and Taxes 8
Investment Risks                  4   Net Asset Value Per Share       9
                                      Shareholder Guide               9



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES         Transaction  expenses are charges paid when  shares
                      of the Fund are purchased or sold.
                              Shareholder Transaction Expenses
                      Sales Load Imposed on Purchases or
                           Reinvested Dividends                 None
                      Deferred Sales Load on Redemptions        None

                      The Fund pays its own operating expenses, including the investment management fee to Quest Advisory Corp. ("Quest"), the investment adviser to the Fund. Expenses are factored into the Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                      Annual Fund Operating Expenses

                       Management Fees
                          (after waivers)              .00%
                       12b-1 Fees                      None
                       Other Expenses                 1.35%
                       Total Operating Expenses
                          (after waivers)             1.35%

                      The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management fees would be 1.25% and total operating expenses would be 3.24% for the Fund without the waivers of management fees and reimbursement of Fund expenses by Quest. Quest has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1997 to the extent necessary to maintain total operating expenses of the Fund at or below 1.35%.

                      The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.
                                                   1 Year     3 Years
                      Royce Micro-Cap Portfolio      14         43

                      These examples should not be considered representations of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

                      Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.


INVESTMENT            From time to time, the Fund may communicate figures
PERFORMANCE           reflecting total return over various time  periods.
                      "Total  return" is the rate of return on an  amount
Total return is the   invested in the Fund from the beginning to the  end
change in value       of   the  stated  period.   "Average  annual  total
over                  return" is the annual compounded percentage  change
a given time          in the value of an amount invested in the Fund from
period,               the  beginning until the end of the stated  period.
assuming              Total returns, which assume the reinvestment of all
reinvestment          net  investment income dividends and capital  gains
of any dividends      distributions,  are  historical  measures  of  past
and                   performance and are not intended to indicate future
capital gains         performance.
distributions
                      Total  returns  quoted  for the  Fund  include  the
                      effect  of deducting the Fund's operating expenses,
                      but   will   not   include  charges  and   expenses
                      attributable to a particular Variable  Contract  or
                      Retirement Plan.  Because shares of the Fund may be
                      purchased  only through a Variable Contract  or  an
                      eligible  Retirement Plan, an individual  owning  a
                      Variable  Contract or participating in a Retirement
                      Plan  should carefully review the Variable Contract
                      disclosure documents or Retirement Plan information
                      for  information on relevant charges and  expenses.
                      Excluding   these   charges   and   expenses   from
                      quotations of the Fund's performance has the effect
                      of   increasing  the  performance  quoted.    These
                      charges  and  expenses should  be  considered  when
                      comparing   the   Fund's   performance   to   other
                      investment vehicles.

                      Although the Trust is newly-organized and the Fund does not yet have its own performance record, the Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail fund has the same investment adviser as the corresponding Fund offered in this Prospectus.

                      Set forth in the table below is total return information for the Royce retail fund corresponding to the Fund offered in this Prospectus, calculated as described above. Such information has been obtained from Quest and updates the information set forth in the current prospectus of the fund. Investors should not consider this performance data as an indication of the future performance of the Fund offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail fund, and not those to be paid by this Fund. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that the Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                      The   average   annual  total   returns   for   the
                      corresponding Royce retail fund for the periods ended December 31, 1996 were:

                                        One Three Five  Since  Inception
                                       Year Year Year  Inception  Date
                Royce Micro-Cap Fund  15.5% 12.5% 17.9% 17.9%December 31, 1991

                      The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.





INVESTMENT            Royce  Micro-Cap Portfolio seeks long-term  capital
OBJECTIVE             appreciation,  primarily  through  investments   in
                      common stocks and  convertible securities of  small
                      and  micro-cap companies.  Production of income  is
                      incidental to this objective.   Since certain risks
                      are  inherent in owning any security, there can  be
                      no   assurance  that  the  Fund  will  achieve  its
                      objective.

                      This investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.



INVESTMENT            Quest  will  use a "value" method in  managing  the
POLICIES              Fund's  assets.   In its selection  process,  Quest
                      puts  primary emphasis on various internal  returns
The Fund invests on   indicative of profitability, balance sheet quality,
a                     cash flows and the relationships that these factors
"value" basis         have to the current price of a given security.

The Fund invests Quest's value method is based on its belief that primarily in micro- the securities of certain small companies may sell
cap                   at  a discount from its estimate of such companies'
companies             "private  worth".  Quest will attempt  to  identify
                      and  invest in these securities for the Fund,  with
                      the  expectation  that this "value  discount"  will
                      narrow   over   time  and  thus   provide   capital
                      appreciation for the Fund.

                      At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.



INVESTMENT
RISKS

The Fund is subject   As a mutual fund investing primarily in common stocks
to certain            and/or securities convertible into common stocks, the
investment risks      Fund is subject to market risk, that is, the
                      possibility that common stock prices will decline over short or even extended periods. Royce Micro-Cap
                      Portfolio will invest in many micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap

                      Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges. Accordingly, Quest's investment method requires a long-term investment horizon, and the Fund should not be used to play short-term swings in the market.



INVESTMENT            The    Fund   has   adopted   certain   fundamental
LIMITATIONS           limitations,  designed to reduce  its  exposure  to
                      specific  situations,  which  may  not  be  changed
                      without   the  approval  of  a  majority   of   its
                      outstanding voting shares, as that term is  defined
The Fund has          in  the 1940 Act.  These limitations are set  forth
adopted certain       in  the  Statement  of Additional  Information  and
fundamental           provide,  among other things, that  the  Fund  will
limitations           not:

                        (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the
                             U.S. Government;
                         (b) invest more than 25% of its assets in  any
                             one industry; or
                         (c) invest in companies for the purpose of exercising control of management.

Other Investment      In  addition to investing primarily in  the  equity
Practices:            and  fixed  income securities described above,  the
                      Fund may follow a number of additional investment practices.

Short-term fixed      The  Fund  may  invest in short-term  fixed  income
income securities     securities  for  temporary defensive  purposes,  to
                      invest  uncommitted cash balances  or  to  maintain
                      liquidity  to meet shareholder redemptions.   These
                      securities consist of United States Treasury bills,
                      domestic bank certificates of deposit, high-quality
                      commercial    paper   and   repurchase   agreements
                      collateralized by U.S. Government securities.  In a
                      repurchase  agreement, a bank sells a  security  to
                      the  Fund at one price and agrees to repurchase  it
                      at the Fund's cost plus interest within a specified
                      period   of   seven  or  fewer  days.    In   these
                      transactions,  which are, in effect, secured  loans
                      by  the Fund, the securities purchased by the  Fund
                      will  have  a  value equal to or in excess  of  the
                      value of the repurchase agreement and will be  held
                      by  the  Fund's  custodian bank until  repurchased.
                      Should  the  Fund implement a temporary  investment
                      policy,  its  investment  objectives  may  not   be
                      achieved.

Securities lending    The Fund may lend up to 25% of its assets to qualified
                      institutional investors for the purpose of realizing additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities    The Fund may invest up to 10% of its assets in debt
                      and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated           The Fund may also invest no more than 5% of its net
debt securities       assets in lower-rated (high-risk) non-convertible debt
                      securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's
                      Investors Service, Inc. or CCC by Standard & Poor's
                      Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights      The Fund may invest up to 5% of its total assets in
and options           warrants, rights and options.

Portfolio turnover    Although the Fund generally will seek to invest for
                      the long term, it retains the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Fund may exceed 100%. Rates which exceed 100% are higher than those of other funds.
                      A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance       The Fund is sold to the Insurance Companies in
restrictions          connection with Variable Contracts, and will seek to
                      be available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable
                      Contract owners residing in such states.


MANAGEMENT OF         The  Trust's business and affairs are managed under
THE TRUST             the direction of its Board of Trustees.  Quest, the
                      Fund's  investment adviser, is responsible for  the
Quest Advisory        management of the Fund's portfolio, subject to  the
Corp.                 authority  of the Board of Trustees.  Quest,  which
is  responsible for   was  organized  in  1967, is  also  the  investment
the                   adviser  to  The Royce Fund and to other investment
management of the and non-investment company accounts. Charles M. Fund's portfolio Royce, Quest's President, Chief Investment Officer
                      and   sole   voting  shareholder  since  1972,   is
                      primarily   responsible  for  supervising   Quest's
                      investment  management activities.   Mr.  Royce  is
                      assisted  by  Jack E. Fockler, Jr. and  W.  Whitney
                      George,  Vice  Presidents of Quest,  both  of  whom
                      participate    in    the   investment    management
                      activities, with their specific responsibilities varying from time to time.

                      As compensation for its services to the Fund, Quest is entitled to receive annual advisory fees of 1.25% of the average net assets of Royce Micro-Cap Portfolio. These fees are payable monthly from the assets of the Fund.

                      Quest will select the brokers who will execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From time to time, Quest may pay amounts to Insurance Companies or other organizations that provide administrative services for the Fund or that provide services relating to the Fund to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Quest will not increase the fees paid by the Fund or its shareholders.



GENERAL               Royce  Capital  Fund (the "Trust")  is  a  Delaware
INFORMATION           business  trust registered with the Securities  and
                      Exchange  Commission  as  a  diversified,  open-end
                      management  investment company.  The Trustees  have
                      the  authority  to  issue an  unlimited  number  of
                      shares  of beneficial interest, without shareholder
                      approval, and these shares may be divided  into  an
                      unlimited  number  of  series.   Shareholders   are
                      entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      The Fund sells its shares only to certain qualified retirement plans and to variable annuity and
                      variable   life  insurance  separate  accounts   of
                      insurance companies that are unaffiliated with Quest and that may be unaffiliated with one another. The Fund currently does not foresee any disadvantages to policyowners arising out of the fact that the Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund and to substitute shares of another fund. As a result, the Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The  custodian  for the portfolio securities,  cash
                      and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,            The Fund will pay dividends from its net investment
DISTRIBUTIONS         income  (if  any) and distribute its  net  realized
AND TAXES             capital gains annually in December.  Dividends  and
                      distributions will be automatically reinvested in additional shares of the Fund.

                      The Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, the Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Fund may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from the Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Fund to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Fund will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59.5.

                      The tax status of your investment in the Fund depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for additional discussion.



NET ASSET VALUE       Fund  shares are purchased and redeemed at the  net
PER SHARE             asset  value  per  share next determined  after  an
                      order  is received by the Fund's transfer agent  or
Net asset value per   an  authorized  service agent  or  sub-agent.   Net
share (NAV) is        asset value per share is determined by dividing the
determined each day   total  value  of the Fund's investments  and  other
the New York Stock assets, less any liabilities, by the number of Exchange is open outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.



SHAREHOLDER GUIDE     The  Trust  will  provide Insurance  Companies  and
                      Retirement  Plans with information  Monday  through
                      Friday,  except holidays, from 9:00  a.m.  to  5:00
                      p.m.  (Eastern  time).   For  information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and        Shares  of  the Fund will be sold on  a  continuous
Redeeming Shares      basis  to  separate accounts of Insurance Companies
of the Fund           or  to  Retirement Plans.  Stock certificates  will
                      not  be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not  purchase
                      or  redeem  shares of the Fund directly,  but  only
                      through   the   separate  accounts   of   Insurance
                      Companies  or  through qualified Retirement  Plans.
                      You should refer to the applicable Separate Account
                      Prospectus  or your Plan documents for  information
                      on  how  to purchase or surrender a contract,  make
                      partial  withdrawals of contract  values,  allocate
                      contract  values  to  one  or  more  funds,  change
                      existing allocations among investment alternatives,
                      including  the  Fund, or select specific  funds  as
                      investment options in a Retirement Plan.  No  sales
                      charge  is  imposed upon the purchase or redemption
                      of  shares  of  the Fund.  Sales  charges  for  the
                      Variable   Contracts   or  Retirement   Plans   are
                      described   in   the   relevant  Separate   Account
                      Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by the Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

Shareholder           Owners of Variable Contracts and Retirement Plans
Communications        and their administrators will receive annual and
                      semi-annual reports, including the financial statements of the Fund that they have authorized for investment. Each report will also show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends December 31.

Royce Capital Fund
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
                                               Royce Capital Fund

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019

                                               Royce Micro-Cap Portfolio
Transfer Agent
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


Officers
Charles  M.  Royce,  President   and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President              Prospectus
Daniel A. O'Byrne, Vice President
   and Asst. Secretary                    January 31, 1997
John E. Denneen, Secretary

                       ROYCE CAPITAL FUND

              STATEMENT OF ADDITIONAL INFORMATION


      ROYCE CAPITAL FUND (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:
                         Royce Premier Portfolio
                    Royce Total Return Portfolio
                           Royce Micro-Cap Portfolio

      Shares of the Funds are offered to life insurance companies
("Insurance  Companies")  for  allocation  to  certain   separate
accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance
contracts  ("Variable  Contracts"),  and  may  also  be   offered
directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

       This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus dated January 31, 1997. To obtain an additional copy of the Prospectus, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.
                       Investment Adviser
                 Quest Advisory Corp. ("Quest")

Transfer Agent                                          Custodian
State Street Bank and Trust Company     State Street Bank and Trust Company
c/o National Financial Data Services

                        January 31, 1997

                       TABLE OF CONTENTS

     PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               3
     MANAGEMENT OF THE TRUST                               8
     PRINCIPAL HOLDERS OF SHARES                          10
     INVESTMENT ADVISORY SERVICES                         10
     CUSTODIAN                                            11
     INDEPENDENT ACCOUNTANTS                              12
     PORTFOLIO TRANSACTIONS                               12
     CODE OF ETHICS AND RELATED MATTERS                   13
     PRICING OF SHARES BEING OFFERED                      14
     REDEMPTIONS IN KIND                                  14
     TAXATION                                             14
     DESCRIPTION OF THE TRUST                             16
     PERFORMANCE DATA                                     18
     FINANCIAL STATEMENTS                                 23

              INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its assets in the securities of foreign issuers;

          7. Invest in restricted securities, unless such securities are issued by money market funds registered under the Investment Company Act of 1940, or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management; or

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts.

            No Fund may, as a matter of operating policy:

           1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities;

           2. Enter into repurchase agreements with any party other than the custodian of its assets; or

           3. Invest more than 5% of its total assets in warrants, rights and options.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds'Rights as Stockholders

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Quest or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Quest will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Quest and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

      The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Quest's judgment, the consideration to be earned from such loans would justify the risk.

      Quest understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk) debt securities, Quest's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Quest will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Quest's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      Each  Fund  may  invest up to 10%  of  its  assets  in  the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention.

There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Quest will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts ("ADRs") are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an
unsponsored   facility   without  participation   by   (or   even
necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

      The Funds may invest up to 5% of their assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the Standard & Poor's SmallCap 600 Stock Price Index, an unmanaged market-weighted index.

      Investing in warrants, rights and call options on a given security allow the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

                           *   *   *


      Quest believes that Royce Micro-Cap Portfolio is suitable for investment only by persons who can invest without concern for income, and that such Fund and Royce Premier Portfolio are suitable for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.

                    MANAGEMENT OF THE TRUST


      The following table sets forth certain information as to each Trustee and officer of the Trust:


                      Position Held
Name, Address and     with the Trust    Principal Occupations During
Age                                          Past 5 Years

Charles M. Royce*     Trustee,          President, Secretary, Treasurer,
(57)                  President         sole  director and  sole  voting
1414 Avenue of        and               shareholder  of  Quest  Advisory
the Americas          Treasurer         Corp.   ("Quest"),  the  Trust's
New York, NY 10019                      investment   adviser;   Trustee,
                                        President and Treasurer  of  The
                                        Royce  Fund ("TRF"), an open-end
                                        diversified management investment
                                        company of which Quest is the
                                        principal investment adviser;
                                        Director, President and Treasurer of
                                        Royce Value Trust, Inc. ("RVT"), and
                                        of Royce Micro-Cap Trust, Inc. ("OTCM")
                                        and Royce Global Trust, Inc. ("RGT")
                                        since September 1993 and October 1996,
                                        respectively, each a closed-end
                                        management investment company of
                                        which  Quest  is the  investment
                                        adviser (TRF, RVT, OTCM and  RGT
                                        collectively, "The Royce Funds");
                                        Secretary  and sole director and
                                        shareholder of Quest Distributors, Inc.
                                        ("QDI"), the distributor of TRF's
                                        shares; and managing general partner
                                        of Quest Management Company ("QMC"),
                                        a registered investment adviser, and
                                        its predecessor.

Richard M. Galkin     Trustee           Private  investor and  president
(58)                                    of Richard M. Galkin Associates,
5284 Boca Marina                        Inc., tele-communications
Circle South                            consultants.
Boca Raton, FL 33487

Stephen L. Isaacs     Trustee           President  of  The  Center   for
(57)                                    Health  and Social Policy  since
60 Haven Street,                        September  1996;  President   of
Fl. B-2                                 Stephen  L.  Isaacs  Associates,
New York, NY                            Consultants;  and  Director   of
10032                                   Columbia  University Development
                                        Law and  Policy  Program   and
                                        Professor at Columbia University
                                        until August 1996.

David L. Meister      Trustee           Consultant to the communications
(56)                                    industry  since  January   1993;
111 Marquez Place                       Executive  officer  of   Digital
Pacific                                 Planet  Inc. from April 1991  to
Palisades, CA                           December 1992.
90272

                      Position Held
Name, Address and     with the Trust    Principal Occupations During
Age                                          Past 5 Years

W. Whitney            Trustee           Vice President (since August
George*               and Vice          1993)  and  senior  analyst of
(38)                  President         Quest,  having been employed  by
1414 Avenue of the                      Quest  since October 1991;  Vice
   Americas                             President  of  The  Royce  Funds
New York, NY                            (other  than  RGT)  since  April
10019                                   1995  and  of RGT since  October
                                        1996; and general partner of QMC
                                        and its predecessor since
                                        January 1992.

John D. Diederich     Vice              Director  of Operations  of  TRF
(45)                  President         and RVT since April 1993 and  of
1414 Avenue of                          OTCM  since September 1993; Vice
the                                     President  of RGT since  October
   Americas                             1996; President  of  QDI  since
New York, NY                            November 1995; and President  of
10019                                   Fund/Plan  Services,  Inc.  from
                                        January 1988 to December 1992.

Jack E. Fockler,      Vice              Vice President  (since  August
Jr.* (38)             President         1993)  and  senior associate  of
1414 Avenue of                          Quest,  having been employed  by
the                                     Quest  since October 1989;  Vice
   Americas                             President  of  The  Royce  Funds
New York, NY                            (other  than  RGT)  since  April
10019                                   1995  and  of RGT since  October
                                        1996;  Vice  President  of   QDI
                                        since November 1995; and general
                                        partner of QMC since July 1993.

Daniel A.             Vice              Vice  President of  Quest  since
O'Byrne* (34)         President         May  1994, having been  employed
1414 Avenue of        and               by Quest since October 1986; and
the                   Assistant         Vice   President  of  The  Royce
   Americas           Secretary         Funds  (other  than  RGT)  since
New York, NY                            July   1994  and  of  RGT  since
10019                                   October 1996.


John E. Denneen*      Secretary         Associate  General  Counsel  and
(29)                                    Chief   Compliance  Officer   of
1414 Avenue of                          Quest  since May 1996; Secretary
the                                     of  The Royce Funds (other  than
  Americas                              RGT) since June 1996 and of  RGT
New York, NY                            since October 1996; and
10019                                   Associate  of  Seward  &  Kissel
                                        from September 1992 to May 1996.

________________________________
   *An "interested person" under Section 2(a)(19) of the 1940 Act.

      All of the Trust's Trustees except W. Whitney George are also trustees of TRF and directors of RVT, OTCM and RGT.

      The Board of Trustees has an Audit Committee, comprised of Richard M. Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

      For the year ended December 31, 1996, following Trustees received compensation from the Trust and the other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:

                           Aggregate Compensation     Total Compensation
Name                              from Trust          from The Royce Funds

Richard M. Galkin                   $-0-              $60,500
Stephen L. Isaacs                    -0-               60,500
David L. Meister                     -0-               60,500


   Each of the non-affiliated Trustees will receive a fee of $500 per year for serving on the Trust's Board of Trustees.


                  PRINCIPAL HOLDERS OF SHARES

   As of December 10, 1996, Quest Advisory Corp. Money Purchase Pension Plan owned of record 60,000 shares of the Trust, consisting of 20,000 shares of Royce Premier Portfolio, 20,000 shares of Royce Total Return Portfolio and 20,000 shares of Royce Micro-Cap Portfolio, representing 100% of the Trust's and each Portfolio's then outstanding shares. All of these shares were beneficially owned by Charles M. Royce.


                  INVESTMENT ADVISORY SERVICES

Services Provided by Quest

   As compensation for its services under its Investment Advisory
Agreement with the Trust, Quest is entitled to receive the following fees:

     Fund                 Percentage Per Annum of Fund's Average Net Assets

     Royce Premier Portfolio                      1.00%
     Royce Total Return Portfolio                 1.00%
     Royce Micro-Cap Portfolio                    1.50%

        Under   the  Investment  Advisory  Agreement,  Quest   (i)
determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the
Trust's   Board  of  Trustees;  (ii)  provides  each  Fund   with
investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full-time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

Portfolio Management

      The Funds' portfolios and the portfolios of Quest's other accounts are managed by Quest's senior investment staff, including Charles M. Royce, Quest's Chief Investment Officer, who is primarily responsible for supervising its investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, each of whom participate in such activities, with their specific responsibilities varying from time to time. In the event of any significant change in Quest's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.


      Certain  information concerning Messrs. Royce, Fockler  and
George is set forth above under "MANAGEMENT OF THE TRUST".


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.


      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts, 02109, are the independent accountants of the Trust. The balance sheets of the Funds included in the Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as set forth in their report with respect thereto and are included in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                     PORTFOLIO TRANSACTIONS

      Quest is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Quest to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Quest generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Quest determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Quest upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Quest's overall responsibilities with respect to its accounts.


      Quest is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Quest in servicing all of its accounts and those of QMC, and not all of such services may be used by Quest in connection with the Trust or any one of its Funds.

      Consistent with achieving the best price and execution, Quest may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with QDI.


      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Quest and QMC, securities of the same issuer are frequently purchased, held or sold by more than one Quest/QMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Quest/QMC account on the same trading day, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Quest/QMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Quest's and QMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Quest and QMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

               CODE OF ETHICS AND RELATED MATTERS

       Quest, QDI, QMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Quest, QDI and QMC ("Quest-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Quest or QMC account. Such persons are permitted to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or employer-sponsored automatic payroll deduction cash purchase plan or (ii) they first obtain permission to trade from Quest's Compliance Officer and an executive officer of Quest. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Quest's and QMC's clients include several private investment companies in which Quest or QMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Quest or QMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Quest's and QMC's allocation policies and procedures. See "Portfolio Transactions".

      As of September 30, 1996, Quest-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of

The Royce Funds having a total value of approximately $21.2 million, and Quest's and QMC's equity interests in such private investment companies totalled approximately $3.4 million.



                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net
Asset Value Per Share" in the Funds' Prospectus.


      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

      Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

      Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

      The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest
payments  equal  to  the  amount  included  in  income)  and   to
distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

      Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was established as a Delaware business trust, effective January 11, 1996. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

      The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

Shareholder Liability

      Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

Total Return Calculations

      Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Comparative Results

      The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's SmallCap 600 Stock Price Index (S&P 600) and the Russell 2000 Index (Russell 2000).

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance.
The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $780 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.

     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies.

      Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1996, the average included 221 capital appreciation funds, 758 growth funds, 186 mid-cap funds, 443 small company growth funds, 583 growth and income funds, 180 equity income funds and 56 S&P 500 index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 index objective funds seek to replicate the performance of the S&P 500.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.


The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of August 31, 1996, DFA contained approximately 2,880 stocks, with a median market capitalization of about $120 million.

      U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Quest may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The BARDS Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,833 equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was 0.71.

      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

Risk Measurements

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      Standard  Deviation.  The risk associated with  a  fund  or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

       Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.


      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                                         February 18, 1997


Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C. 20549

               Re:  Royce Capital Fund
                    File Nos. 333-1073 and 811-07537

Gentlemen:

      Transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are the Fund's Prospectuses and Statement of Additional Information dated January 31, 1997, in the exact form in which they will be used. The Prospectus offering all three of the Fund's series and the Statement of Additional Information were included in the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 6, 1997. The Prospectus offering only the Micro-Cap Portfolio has been spun-off as a stand-alone prospectus at the request of an insurance company client. The only difference between the two prospectuses is that one offers all three series and the other offers only the Micro-Cap Portfolio.




                                        Sincerely,



                                        John E. Denneen
                                        Secretary